JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	377	87,050
RTX Corp.	534	102,982
Textron, Inc.	208	18,199
TransDigm Group, Inc.	32	37,044
		245,275
Air Freight & Logistics — 0.4%
FedEx Corp.	107	37,963
Automobile Components — 0.1%
Aptiv plc *	91	6,322
Automobiles — 1.8%
Tesla, Inc. *	489	181,949
Banks — 3.3%
Bank of America Corp.	1,985	96,774
Citigroup, Inc.	410	46,460
Fifth Third Bancorp	853	39,650
US Bancorp	1,006	52,312
Wells Fargo & Co.	1,285	102,255
		337,451
Beverages — 1.3%
Keurig Dr Pepper, Inc.	1,070	28,173
PepsiCo, Inc.	704	109,339
		137,512
Biotechnology — 2.0%
AbbVie, Inc.	539	117,215
Neurocrine Biosciences, Inc. *	57	7,475
Regeneron Pharmaceuticals, Inc.	66	51,039
Vertex Pharmaceuticals, Inc. *	81	36,175
		211,904
Broadline Retail — 4.1%
Amazon.com, Inc. *	2,021	420,981
Building Products — 1.3%
Carrier Global Corp.	271	15,259
Masco Corp.	368	22,241
Trane Technologies plc	234	97,318
		134,818
Capital Markets — 2.0%
Ameriprise Financial, Inc.	22	9,702
Blackstone, Inc.	179	20,611
Charles Schwab Corp. (The)	857	80,550
CME Group, Inc.	112	33,110
Morgan Stanley	260	42,742
State Street Corp.	119	15,057
		201,772

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.5%
Ecolab, Inc.	288	76,632
Linde plc	101	49,934
PPG Industries, Inc.	272	29,088
		155,654
Communications Equipment — 0.5%
Arista Networks, Inc. *	310	38,064
Motorola Solutions, Inc.	30	13,132
		51,196
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	32	18,840
Vulcan Materials Co.	77	20,848
		39,688
Consumer Finance — 0.8%
American Express Co.	128	38,647
Capital One Financial Corp.	245	44,777
		83,424
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	659	81,913
Containers & Packaging — 0.0% ^
Ball Corp.	68	4,019
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	3,165	91,758
Comcast Corp., Class A	670	19,240
		110,998
Electric Utilities — 2.0%
Entergy Corp.	452	50,812
NextEra Energy, Inc.	1,117	103,780
NRG Energy, Inc.	37	5,335
Southern Co. (The)	489	47,182
		207,109
Electrical Equipment — 1.2%
Eaton Corp. plc	129	45,996
Emerson Electric Co.	196	25,696
GE Vernova, Inc.	48	42,008
Vertiv Holdings Co., Class A	34	8,540
		122,240
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	552	69,683
Corning, Inc.	78	10,635
		80,318
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	799	48,755

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 1.3%
Netflix, Inc. *	691	66,479
Walt Disney Co. (The)	682	65,702
Warner Music Group Corp., Class A	285	7,279
		139,460
Financial Services — 4.8%
Affirm Holdings, Inc., Class A *	120	5,493
Apollo Global Management, Inc.	203	22,580
Berkshire Hathaway, Inc., Class B *	297	142,465
Corpay, Inc. *	130	37,879
Fidelity National Information Services, Inc.	575	26,988
Mastercard, Inc., Class A	277	138,583
Toast, Inc., Class A *	379	10,035
Visa, Inc., Class A	350	105,733
WEX, Inc. *	25	3,867
		493,623
Food Products — 0.6%
Mondelez International, Inc., Class A	1,097	63,208
Ground Transportation — 0.3%
Union Pacific Corp.	145	35,271
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	679	42,605
Edwards Lifesciences Corp. *	524	41,964
Medline, Inc., Class A *	167	7,437
Medtronic plc	598	51,820
Stryker Corp.	221	72,500
		216,326
Health Care Providers & Services — 1.4%
Cigna Group (The)	135	36,048
HCA Healthcare, Inc.	30	14,156
Humana, Inc.	114	19,747
McKesson Corp.	24	21,055
UnitedHealth Group, Inc.	207	55,925
		146,931
Health Care REITs — 0.9%
Ventas, Inc.	670	54,828
Welltower, Inc.	190	37,560
		92,388
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	5	19,519
Carnival Corp.	1,110	28,720
Chipotle Mexican Grill, Inc., Class A *	1,208	38,682
DoorDash, Inc., Class A *	63	9,448
Expedia Group, Inc.	106	24,433
Hilton Worldwide Holdings, Inc.	221	67,198

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	251	78,163
Yum! Brands, Inc.	330	51,242
		317,405
Household Durables — 0.1%
Lennar Corp., Class A	91	7,928
Household Products — 0.2%
Church & Dwight Co., Inc.	216	20,142
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	37	5,500
Industrial Conglomerates — 0.8%
3M Co.	562	81,592
Insurance — 1.6%
Aon plc, Class A	166	53,582
Arch Capital Group Ltd. *	151	14,499
Arthur J Gallagher & Co.	258	55,932
Chubb Ltd.	56	18,049
Progressive Corp. (The)	109	21,606
		163,668
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A	1,081	310,955
Alphabet, Inc., Class C	710	203,698
Meta Platforms, Inc., Class A	432	247,148
		761,801
IT Services — 0.6%
Accenture plc, Class A	113	22,417
Cognizant Technology Solutions Corp., Class A	722	44,260
		66,677
Life Sciences Tools & Services — 0.5%
Danaher Corp.	186	35,197
Waters Corp. *	66	19,660
		54,857
Machinery — 1.3%
Deere & Co.	113	63,677
Dover Corp.	163	34,066
Ingersoll Rand, Inc.	203	16,286
Otis Worldwide Corp.	216	16,607
		130,636
Media — 0.2%
Charter Communications, Inc., Class A *	23	5,045
EchoStar Corp., Class A *	28	3,281
Omnicom Group, Inc.	155	11,672
		19,998

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Sempra	551	53,552
Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy, Inc.	152	29,997
EOG Resources, Inc.	598	86,494
EQT Corp.	320	20,388
Exxon Mobil Corp.	1,308	221,834
		358,713
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	226	15,062
United Airlines Holdings, Inc. *	85	7,789
		22,851
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,028	62,336
Eli Lilly & Co.	120	110,686
Johnson & Johnson	577	141,040
Merck & Co., Inc.	73	8,796
		322,858
Professional Services — 0.3%
Leidos Holdings, Inc.	234	36,423
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	323	20,131
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc. *	277	56,355
Analog Devices, Inc.	226	72,100
Broadcom, Inc.	921	285,167
Lam Research Corp.	407	86,985
Micron Technology, Inc.	234	78,954
NVIDIA Corp.	4,732	825,201
NXP Semiconductors NV (Netherlands)	262	51,589
Texas Instruments, Inc.	318	61,671
		1,518,022
Software — 8.4%
AppLovin Corp., Class A *	25	9,803
Autodesk, Inc. *	109	26,083
Cadence Design Systems, Inc. *	90	24,961
Fortinet, Inc. *	118	9,635
Intuit, Inc.	98	42,241
Microsoft Corp.	1,486	550,238
Oracle Corp.	513	75,484
Palantir Technologies, Inc., Class A *	309	45,272
Roper Technologies, Inc.	24	8,375
Salesforce, Inc.	33	6,212
ServiceNow, Inc. *	631	65,968
		864,272

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.7%
American Tower Corp.	61	10,516
Equinix, Inc.	49	48,445
SBA Communications Corp.	99	17,001
		75,962
Specialty Retail — 2.1%
AutoZone, Inc. *	11	35,747
Burlington Stores, Inc. *	112	36,407
Lowe's Cos., Inc.	385	91,065
Ross Stores, Inc.	245	53,171
		216,390
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,612	662,825
Seagate Technology Holdings plc	135	53,154
Western Digital Corp.	112	30,302
		746,281
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	468	24,701
Tobacco — 0.9%
Altria Group, Inc.	311	20,509
Philip Morris International, Inc.	449	74,312
		94,821
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	21	14,939
Total Common Stocks (Cost $5,355,089)		10,088,588
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $186,384)	186,351	186,370
Total Investments — 99.5% (Cost $5,541,473)		10,274,958
Other Assets in Excess of Liabilities — 0.5%		46,912
NET ASSETS — 100.0%		10,321,870

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	722	06/18/2026	USD	237,141	(2,672)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,274,958	$—	$—	$10,274,958
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,672)	$—	$—	$(2,672)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$49,275	$1,507,292	$1,370,166	$(10)	$(21)	$186,370	186,351	$3,078	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.